Label	Element	Value
BNY Mellon Asset Allocation Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001111565_SupplementTextBlock	March 11, 2015 BNY MELLON FUNDS TRUST BNY Mellon Asset Allocation Fund Supplement to Prospectus dated December 31, 2014
Risk/Return [Heading]	rr_RiskReturnHeading	BNY Mellon Asset Allocation Fund
Strategy [Heading]	rr_StrategyHeading	The following information supplements and supersedes any contrary information contained in the sections of the Fund's prospectus entitled "Fund Summary – BNY Mellon Asset Allocation Fund – Principal Investment Strategy" and "Fund Details – BNY Mellon Asset Allocation Fund":
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Trust's board has approved the addition of Dreyfus International Small Cap Fund as an investment option within the Developed International and Global Equities asset class of BNY Mellon Asset Allocation Fund.  The change is effective on or about April 1, 2015 (the "Effective Date").

As revised to reflect the change in the investment options of the fund, the targets and ranges (expressed as a percentage of the fund's investable assets) by asset class of the fund as of the Effective Date are as follows:

Asset Class	Target	Range
Large Cap Equities Direct Investments BNY Mellon Focused Equity Opportunities Fund BNY Mellon Income Stock Fund Dreyfus Appreciation Fund, Inc. Dreyfus U.S. Equity Fund Dreyfus Research Growth Fund, Inc. Dreyfus Strategic Value Fund	36%	20% to 45%
Small Cap and Mid Cap Equities BNY Mellon Mid Cap Multi-Strategy Fund BNY Mellon Small/Mid Cap Multi-Strategy Fund BNY Mellon Small Cap Multi-Strategy Fund Dreyfus Select Managers Small Cap Value Fund Dreyfus Select Managers Small Cap Growth Fund	14%	5% to 20%
Developed International and Global Equities BNY Mellon International Fund Dreyfus/Newton International Equity Fund Global Stock Fund (Dreyfus) International Stock Fund (Dreyfus) Dreyfus Global Real Estate Securities Fund Dreyfus International Small Cap Fund	10%	5% to 20%
Emerging Markets Equities BNY Mellon Emerging Markets Fund	5%	5% to 15%
Investment Grade Bonds Direct Investments BNY Mellon Short-Term U.S. Government Securities Fund BNY Mellon Intermediate Bond Fund BNY Mellon Corporate Bond Fund Dreyfus Inflation Adjusted Securities Fund	22%	20% to 55%
High Yield Bonds Dreyfus High Yield Fund Dreyfus Floating Rate Income Fund	4%	0% to 10%
Emerging Markets Debt Dreyfus Emerging Markets Debt Local Currency Fund Unaffiliated Investment Company	2%	0% to 10%
Diversifying Strategies Dynamic Total Return Fund (Dreyfus) Unaffiliated Investment Companies	6%	0% to 20%
Money Market Instruments Direct Investments	1%	0% to 10%